Victory Virginia Bond Fund Average Annual Total Returns	12 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%		0.99%	2.25%
Lipper Virginia Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.89%		0.63%	1.66%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.05%		0.86%	1.93%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.05%		0.86%	1.93%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.44%		1.28%	2.15%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.10%	0.72%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.44%)		0.15%	1.46%

[1]	Inception date of Institutional Shares is June 29, 2020.